REVENUE - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 49,900	$ 53,700	$ 48,400
Income from discontinued operations	16,679	20,858	32,831
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	32,800
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	21,500
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	16,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	3,400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	1,700
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Disaggregation of Revenue [Line Items]
Income from discontinued operations	100
Sports Data & Technology [Member]
Disaggregation of Revenue [Line Items]
Income from discontinued operations	$ 16,679	$ 20,858	$ 32,831